Related Party Transactions - Transactions and balances with Golar Partners and Subsidiaries (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	May 31, 2017	May 31, 2016
Related Party Transaction [Line Items]
Total operating revenues	$ 248,665	$ 85,950
Due from (to) related party	16,839		$ 14,004
Golar LNG Partners
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties	4,898	(8,252)
Due from (to) related party	9,940		(184,855)
Golar LNG Partners | Management and administrative services revenue
Related Party Transaction [Line Items]
Total operating revenues	5,777	5,066
Golar LNG Partners | Ship management fees revenue
Related Party Transaction [Line Items]
Total operating revenues	3,900	4,030
Golar LNG Partners | Charterhire expense
Related Party Transaction [Line Items]
Related party expense	0	(14,908)
Golar LNG Partners | Interest expense on deposits payable
Related Party Transaction [Line Items]
Related party interest expense	(4,779)	(2,535)
Golar LNG Partners | Methane Princess security lease deposit movement
Related Party Transaction [Line Items]
Due from (to) related party	(2,988)		(3,464)
Golar LNG Partners | Deposits Due to Affiliates
Related Party Transaction [Line Items]
Related party interest expense	(2,900)	0
Due from (to) related party	0		(177,247)	$ (107,200)	$ (107,200)
Golar LNG Partners | Trading Balances Due from Affiliates
Related Party Transaction [Line Items]
Due from (to) related party	12,928		$ (4,144)
Golar LNG Partners | Share Options Expense Recharge
Related Party Transaction [Line Items]
Share options expense recharge	$ 0	$ 95